EQUITY (Details)	0 Months Ended		12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Nov. 02, 2011 USD ($)	Mar. 02, 2011 USD ($)	Jun. 02, 2010 USD ($)
Common stock
Ordinary shares, issued	942,000,000	937,000,000	942,000,000	942,000,000	937,000,000	923,000,000
Purchase of treasury shares			$ 899,000,000		$ 99,000,000	$ 0
Treasury Stock Shares Acquired	1		19,600,000	19,600,000
Stock Repurchase Program, Authorized Amount	3,000,000,000	1,000,000,000
Original principal amount of debt instrument	5,750,000,000		5,750,000,000				5,000,000,000	750,000,000	2,500,000,000
Treasury stock
Treasury stock, value			(901,000,000)		(99,000,000)
Retained earnings
Estimated income tax liability	1,624,000,000		1,624,000,000
Dividends declared and paid			$ 0.89		$ 0.74	$ 0.61
Additional dividends declared				1.0
Components of accumulated other comprehensive income (loss)
Currency translation adjustment, net of tax	(455,000,000)	386,000,000	(455,000,000)		386,000,000
Unrealized gain (loss) from available-for-sale securities, net of tax	(72,000,000)	43,000,000	(72,000,000)		43,000,000
Accumulated Other Comprehensive Income Loss Cumulative Changes In Net Gain Loss From Cash Flow Hedges Effect Net Of Tax	(30,000,000)	(70,000,000)	(30,000,000)		(70,000,000)
Other	(32,000,000)	(9,000,000)	(32,000,000)		(9,000,000)
Comprehensive income attributable to Teva	$ (589,000,000)	$ 350,000,000	$ (589,000,000)		$ 350,000,000